SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Oct. 02, 2020
Operating Lease
2023	$ 76,341
2024	83,610
2025	34,089
Total lease payments	194,040
Less: imputed interest	(11,395)
Total operating lease obligations	$ 182,645	$ 200,000